Related Party Transactions (Details) - USD ($)						1 Months Ended									3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2023	Apr. 23, 2023	Apr. 20, 2023	Apr. 01, 2023	Mar. 23, 2022	Apr. 23, 2023	Mar. 23, 2023	Jan. 23, 2023	Mar. 28, 2022	Dec. 23, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2019	May 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 01, 2023	Jul. 21, 2023	Jul. 20, 2023	May 22, 2023	Mar. 21, 2023	Mar. 01, 2023	Feb. 23, 2023	Jan. 19, 2023	Dec. 19, 2022	Nov. 18, 2022	Oct. 17, 2022	Sep. 01, 2022	Jul. 13, 2022	Mar. 20, 2022	Mar. 18, 2022	Sep. 21, 2021	Jun. 21, 2021	Dec. 31, 2019	Aug. 21, 2019
Related Party Transactions [Abstract]
Aggregate principal amount																										$ 32,450	$ 32,300	$ 32,450
Business combination																	1 year
Ordinary exceeds per share (in Dollars per share)																	$ 12.5
Public per share outstanding (in Dollars per share)																	$ 0.04				$ 0.04
Trust account management expense							$ 500			$ 1,000
Deposits															$ 0.08		$ 0.08		$ 0.08
Aggregate shares (in Shares)									633,792								1,779
Redeemed aggregate amount															$ 19,837		$ 19,837		$ 19,837
Aggregate per share (in Dollars per share)																	$ 11.17
Public per share (in Dollars per share)			$ 0.08
Aggregate amount																	$ 2,821
Stock redeemed per share (in Dollars per share)															$ 10.93		$ 10.93		$ 10.93
Working capital																	$ 1,165,600				$ 970,600
Operating costs and expenses																	$ 195,000
Outstanding interest																$ 52,704		$ 56,652			$ 64,949		$ 4,634
Business combination, description																					The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Business acquisition description of trust account																					On September 21, 2021, the Company issued an unsecured promissory note to our sponsor (the “Promissory Note III”), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of December 31, 2022.
Borrowed amount																					$ 460,000
Aggregate price per share (in Dollars per share)																	$ 11.17
Aggregate amount															$ 1,610,000		$ 1,610,000		$ 1,610,000
Operating cost and expense																					970,100
Founder Shares [Member]
Related Party Transactions [Abstract]
Ownership of percentage															20.00%		20.00%		20.00%
Promissory Note XI [Member]
Related Party Transactions [Abstract]
Outstanding promissory note																															$ 32,500
Promissory Note II [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																									$ 460,000
Outstanding promissory note																					460,000
Promissory Note III [Member]
Related Party Transactions [Abstract]
Borrowed										460,000
Trust account management expense										1,000
Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount										460,000
Outstanding promissory note							460,000								$ 460,000		$ 460,000		$ 460,000			$ 460,000
Trust account management expense					$ 500
Borrowed							460,500			460,500
Promissory Note V [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																						$ 634,594
Outstanding promissory note															634,594		634,594		634,594		634,594																		$ 736,000
Defined Benefit Plan Asset Expected To Be Returned To Employer Amount																																							101,406
Debt instrument redemption									$ 633,792
PromissoryNoteVI [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																					$ 353,000
Outstanding promissory note															353,000		$ 353,000		353,000		$ 353,000
Aggregate shares (in Shares)																	1,025,281				1,025,281
Aggregate per share (in Dollars per share)																	$ 10.48
Debt instrument redemption																					$ 10,742,906
Aggregate price per share (in Dollars per share)																					$ 10.48
Promissory Note VII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																			$ 22,600
Outstanding promissory note															22,600		$ 22,600		22,600
Aggregate shares (in Shares)																	2,375,991
Aggregate per share (in Dollars per share)																	$ 10.6
Public per share (in Dollars per share)								$ 0.04
Promissory Note VIII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																		$ 22,600
Outstanding promissory note																					$ 22,600													$ 22,600
Promissory Note IX [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																	$ 22,600
Outstanding promissory note															$ 22,600		$ 22,600		$ 22,600		22,600												$ 22,600
Promissory Note X [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																$ 21,350
Outstanding promissory note																																$ 21,350
Aggregate shares (in Shares)																	159,203
Redeemed aggregate amount																					159,203
Aggregate per share (in Dollars per share)																	$ 10.72
Public per share (in Dollars per share)																	0.04
Trust account price per share (in Dollars per share)		$ 0.0525
Price per share (in Dollars per share)															$ 0.08		0.08		$ 0.08
Debt instrument redemption		$ 1,706,347				$ 1,706,347
Public ordinary share (in Dollars per share)		$ 0.04
Trust account							$ 0.04
Ordinary share outstanding (in Dollars per share)						$ 0.08
Redeemed aggregate amount																					10.72
Promissory Note X [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Trust account price per share (in Dollars per share)																	0.04
Promissory Note X [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Trust account price per share (in Dollars per share)																	$ 0.0525
Promissory Note XI [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																															$ 32,500
Promissory Note XII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																													$ 32,500
Promissory Note XIII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount			$ 32,450
Aggregate shares (in Shares)																	258
Public per share (in Dollars per share)																	$ 0.08
Promissory Note VII [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																			$ 22,600
Outstanding promissory note																					22,600
Deposits																					0.04
Debt instrument redemption																					25,180,851
Aggregate amount																					$ 2,375,991
Per share (in Dollars per share)																					$ 10.6
Promissory Note II [Member]
Related Party Transactions [Abstract]
Outstanding promissory note															$ 460,000		$ 460,000		$ 460,000
Initial Public Offering [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																											$ 300,000
Outstanding promissory note																																										$ 243,833
Stock redeemed per share (in Dollars per share)															$ 10		$ 10		$ 10		$ 10
Initial Public Offering [Member] | Promissory Note III [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																								$ 461,000
Outstanding promissory note																																								461,000
Initial Public Offering [Member] | Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount										460,000
Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Trading cost																						38,112
Digital RFQ, amount																								$ 1,168,349
Aggregate principal amount																						$ 606,091														$ 35,000
Mature with respect amount																														$ 17,500
Interest rate															5.00%		5.00%		5.00%			5.00%
Outstanding interest																						$ 159
Outstanding interest balance																						159
Recognized consulting expenses															$ 26,017	23,991			$ 100,012	$ 65,529
Accrued and unpaid services															0		$ 0		0			16,691
Minimum monthly amount received	$ 1,550,000
Minimum monthly amount payable	$ 1,575,000
Revenue from related parties															29,343	17,974			107,859	28,239
Other income															$ 468				1,362
Outstanding interest																			1,587		$ 159
Operating cost and expense				$ 66,290												66,291			$ 198,871	197,935		$ 264,224		$ 0
Forecast [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Mature with respect amount																									$ 17,500					$ 17,500
Business Combination [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Description, business combination																			the Company has paid ClearThink $140,000, and upon closing of the Business Combination the Company is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of June 30, 2023.			As of September 30, 2022, Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of September 30, 2022.
TCM [Member] | GSA [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Minimum monthly amount received																						$ 1,600,000
Minimum monthly amount received																			$ 1,600,000
FXDIRECT [Member] | GSA [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Minimum monthly amount payable																						1,575,000
Minimum monthly amount payable																			1,575,000
RFQ [Member] | FXDD Trading [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Digital RFQ, amount																						248,214
Digital RFQ, amount																			$ 0			$ 248,214
Founder Shares [Member]
Related Party Transactions [Abstract]
Shares subject to forfeiture (in Shares)												1,150,000	1,150,000	1,150,000
Aggregate purchase price in cash												$ 25,000	$ 25,000	$ 25,000
Shares subject to forfeiture (in Shares)															150,000		150,000		150,000		150,000
Ownership percentage																					20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Abstract]
Shares subject to forfeiture (in Shares)											150,000
Sponsor [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																											$ 300,000
Outstanding promissory note																																										$ 243,833
Deposits																																							$ 736,000
Deposit returned									$ 101,406
Sponsor [Member] | Promissory Note III [Member]
Related Party Transactions [Abstract]
Aggregate principal amount																																								$ 461,000
Outstanding promissory note															$ 461,000		$ 461,000		$ 461,000
Sponsor [Member] | Promissory Note IV [Member]
Related Party Transactions [Abstract]
Aggregate principal amount										$ 460,000
PromissoryNoteVI [Member]
Related Party Transactions [Abstract]
Redeemed aggregate amount															10,742,906		10,742,906		10,742,906
Promissory Note VII [Member]
Related Party Transactions [Abstract]
Redeemed aggregate amount															25,180,851		25,180,851		25,180,851
Promissory Note X [Member]
Related Party Transactions [Abstract]
Redeemed aggregate amount															1,706,347		$ 1,706,347		1,706,347
Oliver Worsley [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Depreciation of compensation professional services																						As compensation for professional services provided, the Company recognized consulting expenses of $45,310 and $0 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss. As of September 30, 2022 and 2021, the accrued and unpaid services charge related to Oliver Worsley amounted to $16,691 and $0, respectively, which have been included in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.
Recognized consulting expenses															$ 14,942	$ 7,879			$ 40,005	$ 7,879
Craig Vallis [Member] | Nukkleus Inc.[Member]
Related Party Transactions [Abstract]
Depreciation of compensation professional services																						the Company recognized consulting expenses of $80,026 and $4,845 for the years ended September 30, 2022 and 2021, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss.